Tax - Summary of Reconciled to the Profit Per the Income Statement (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 15.6	[1]	£ 26.0	£ 4.7	£ 8.3	[1]	£ 55.6	[1]
Tax at the UK corporation tax rate of 19.0% (December 2020: 19.0%; June 2020: 19.0%; June 2019: 19.0%)	3.0			0.9	1.6		10.6
Adjustment in respect of overseas tax rates	0.2			2.0	(1.3)		1.4
Adjustments in respect of prior years	0.0			(0.5)	0.0		1.3
Effect of ‘patent box' benefit	0.9			(4.2)	(6.0)		0.0
Tax effect of non-deductible expenses and non-taxable income	(1.5)			0.9	1.3		(1.0)
Relief in relation to overseas entities	0.0			0.0	0.0		(0.3)
Overseas R&D tax credit uplift	0.3			(0.7)	(0.5)		(0.6)
Overseas withholding tax	(0.1)			0.5	0.5		0.0
Effect of tax rate change on deferred tax balances	0.0			1.4	0.2		(0.2)
Tax charge / (credit) for the year / period	£ 2.8	[1]	£ (0.1)	£ 0.3	£ (4.2)	[1]	£ 11.2	[1]

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.